SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Schedule of selling, general and administrative expenses) (Details) - USD ($)			1 Months Ended	2 Months Ended	12 Months Ended
	Apr. 02, 2024	Apr. 02, 2024	Jan. 20, 2021	Mar. 31, 2024	Mar. 31, 2025	Jan. 31, 2024
Selling, General and Administrative Expense [Abstract]
Accounting and legal	$ 107,622.5	$ 108,876	$ 68,195	$ 110,240	$ 486,228	$ 892,733
Depreciation and amortization				207,225	1,706,012	1,408,976
License fees, taxes and insurance				241,436	1,522,962	1,603,921
Office facilities and administrative				79,579	447,826	384,585
Operating lease costs				106,283	785,241	633,840
Other expenses				45,664	329,852	907,918
Professional fees and consulting				65,174	727,510	522,899
Salaries and wages				594,569	4,138,075	3,156,440
Sales, marketing, and promotion				21,581	207,634	75,561
Share-based compensation				0	849,559	22,128
Shareholder communications				2,465	19,071	16,523
Travel and entertainment				12,178	57,314	52,214
Selling, general and administrative expenses				$ 1,486,394	$ 11,277,284	$ 9,677,738